UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23091

Gallery Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund

Institutional Shares - MPEMX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Shares of the Mondrian Emerging Markets Value Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Emerging Markets Value Equity Fund, Institutional Shares	$102	0.92%

How did the Fund perform in the last year?

The Emerging Markets (EM) Asset Class delivered strong returns over the twelve-month period, as the MSCI EM Index gained 25.3%. The key theme that has dominated global equity market moves has been the increasing expectations for the current and future monetisation of Artificial Intelligence (AI). The most notable beneficiary in US markets has been Nvidia, gaining over 150% during 2024 alone. Although the largest EM stocks exposed to the AI theme haven’t risen as much, several have produced excellent returns, particularly in Taiwan. The likes of TSMC, Hon Hai, and MediaTek led MSCI Taiwan to rise 61.0%, which in turn was the primary driver for the outperformance of Asia (+28.9%) over EMEA (+18.8%) and Latin America (+2.4%). Despite China’s headline return of +21.7%, the market had been a clear laggard for most of the year, with ongoing stresses in the property sector and weak domestic consumption dragging on economic growth. This prompted the Chinese authorities to unveil a co-ordinated set of stimulus measures in late September ’24 that sparked an immediate 35%+ rally in Chinese equities. Market returns across Europe, Middle East, and Africa (EMEA) were broadly positive, despite lagging the returns of the likes of Taiwan and India. South Africa (+35.7%) was the best performing market in the region. Latin America’s underperformance was led by Brazil (+0.8%), and Mexico (-2.1%). In both cases investor concern over the outlook under left-wing governments led to relative underperformance and currency depreciation. The Mondrian Emerging Markets Equity Fund (“the Fund”) returned +21.2%. The Fund’s relative returns lagged the Index return over the period, driven by a combination of negative top-down allocation and a smaller negative impact from stock selection. From a top-down perspective, the overweight allocation to Latin America as well as the underperformance of South Korea and Indonesia hindered investment performance. An important offsetting factor was the Fund’s overweight positioning in China leading into the sharp rally experienced in September ’24. The overall contribution from stock selection to investment returns was balanced. Positioning in Taiwan was a significant positive, with Fund holdings in TSMC, Hon Hai, MediaTek, and CTBC Financial contributing the majority of the 315bps gained from the market. This was offset by headwinds from stock selection in China, India, Indonesia and Brazil. Within Latin America, the Fund benefitted from the holdings in Peruvian financial services provider Credicorp and a recovery in Mexican airport operator GAP following the favourable renewal of its operating agreement for the next 5 years. At the sector level, relative underperformance stemmed primarily from negative stock selection within the health care and consumer discretionary sectors. At the beginning of the reporting period the Fund held an overweight allocation to IT, however due to the material outperformance of several IT holdings throughout the course of the year and the subsequent realization of profits by reducing these positions, the Fund now holds an underweight to IT. Across the remaining sectors, stock selection in energy and positioning in the utilities sector added value.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Mondrian Emerging Markets Value Equity Fund, Institutional Shares ** - $1190266	MSCI Emerging Markets Index (Net) (USD)* - $1401190
Oct/14	$1000000	$1000000
Oct/15	$798887	$854675
Oct/16	$845448	$933881
Oct/17	$991112	$1180900
Oct/18	$878775	$1033096
Oct/19	$976539	$1155579
Oct/20	$1031923	$1250933
Oct/21	$1179173	$1463095
Oct/22	$839534	$1009149
Oct/23	$982362	$1118131
Oct/24	$1190266	$1401190

Since its inception on September 24, 2018. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-832-4386 or visit https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/ for current month-end performance.

*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** The financial statements include the financial information of the Predecessor Fund through September 24, 2018 (See Note 1 in Notes to Financial Statements).

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Mondrian Emerging Markets Value Equity Fund, Institutional Shares **	21.16%	4.04%	1.76%
MSCI Emerging Markets Index (Net) (USD)*	25.32%	3.93%	3.43%

Other Information

On September 24, 2018, the Laudus Mondrian Emerging Markets Fund (the “Emerging Markets Predecessor Fund”) was reorganized into the Mondrian Emerging Markets Equity Fund. Inception date of the Emerging Markets Predecessor Fund was November 2, 2007. Information presented from November 2, 2007 to September 24, 2018 is that of the Emerging Markets Predecessor Fund.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$20,623,182	60	$32,916	40%

What did the Fund invest in?

Country Weightings*

China 28.7%
South Korea 13.3%
Taiwan 12.6%
India 8.5%
Brazil 8.3%
Saudi Arabia 5.0%
Indonesia 4.2%
Mexico 3.7%
United Arab Emirates 3.1%
Malaysia 1.8%
Portugal 1.7%
Peru 1.6%
Other Countries 6.2%

Value	Value
Other Countries	6.2%
Peru	1.6%
Portugal	1.7%
Malaysia	1.8%
United Arab Emirates	3.1%
Mexico	3.7%
Indonesia	4.2%
Saudi Arabia	5.0%
Brazil	8.3%
India	8.5%
Taiwan	12.6%
South Korea	13.3%
China	28.7%

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co Ltd	9.4%
Alibaba Group Holding Ltd	5.2%
Samsung Electronics Co Ltd, Preference	3.5%
Tencent Holdings Ltd	3.4%
HDFC Bank Ltd	3.4%
Axis Bank Ltd	3.0%
Shinhan Financial Group Co Ltd	2.8%
Bank Rakyat Indonesia Persero Tbk PT	2.6%
Yum China Holdings Inc	2.3%
Petroleo Brasileiro ADR	2.3%

* Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/emerging-markets-value-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Gallery Trust

Mondrian Emerging Markets Value Equity Fund / Institutional Shares - MPEMX

Annual Shareholder Report - October 31, 2024

MON-AR-TSR-2024-1

Gallery Trust

Mondrian Global Equity Value Fund

Institutional Shares - MPGVX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Shares of the Mondrian Global Equity Value Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-equity-value-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Equity Value Fund, Institutional Shares	$83	0.74%

How did the Fund perform in the last year?

Global markets got off to a strong start in the period after data released in November 2023 showed US inflation had fallen by more than expected; bond yields fell, and equities recorded one of their best months since the arrival of COVID-19 vaccines. Global markets continued their strong performance through the end of the year after the Federal Reserve adopted a more dovish stance. Markets continued to rise in the first half of 2024 as macroeconomic data surprised to the upside and as excitement continued to grow over the potential for artificial intelligence. Markets fell at the beginning of August 2024 as the Bank of Japan unexpectedly raised interest rates, triggering a sharp appreciation in the Japanese yen as market participants unwound some of the ‘yen carry trade’. This coupled with the renewed fears of a US recession led to a sharp selloff in equity markets. However, markets rebounded strongly from this later in the third quarter as more encouraging macro data was reported in the US and softening inflation led the Fed to cut interest rates by 50bps in September. Sectoral performance saw a partial reversal of the trends seen through the first half of the year with IT underperforming and defensive sectors outperforming. Global markets fell in October 2024, after a strong run through the first nine months of the year, in part because of the gyrations in the US bond market. The Fund gained 24.8% over the twelve months, a challenging period for a defensive value manager, underperforming the strongly rising MSCI AC World Index which gained 32.8%, while providing a very solid absolute return. Negative stock selection, in particular in the US, drove the majority of relative returns while overweight exposure to the weaker Japanese market and underweight exposure to the stronger US market also held back returns. Country allocation was a headwind for performance: Overweight exposure to the Japanese, UK, and South Korean markets, as well as underweight exposure to the stronger US market, held back returns in the period. These negative effects were only slightly offset by underweight exposure to the relatively weaker Swiss market. Sector allocation also held back returns: The Fund’s sector allocation held back returns as defensive sectors like consumer staples and health care lagged while growth-oriented sectors like information technology and communication services outperformed strongly. This was only partly offset by underweight exposure to the relatively weaker energy sector. Stock selection at the country level was the main detractor from relative performance in the period: Stock selection was strong in the UK and the Netherlands. However, this was more than offset by weaker selections in the US: Dollar Tree lagged, after the company announced it was contemplating strategic alternatives for its struggling Family Dollar stores. Currency allocation was a small positive contributor: The Fund’s overweight exposure to the Japanese yen held back returns, as did the overweight to the relatively weaker Brazilian real. However, these effects were more than offset by overweight exposure to UK sterling and underweight exposure to the US dollar.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

	Mondrian Global Equity Value Fund, Institutional Shares - $1586765	MSCI ACWI Index (Net) (USD)* - $1701055
Jun/20	$1000000	$1000000
Oct/20	$1022000	$1055018
Oct/21	$1309106	$1448301
Oct/22	$1089856	$1159259
Oct/23	$1271982	$1281003
Oct/24	$1586765	$1701055

Since its inception on June 30, 2020. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-832-4386 or visit https://www.mondrian.com/mutualfunds/global-equity-value-fund/ for current month-end performance.

*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Mondrian Global Equity Value Fund, Institutional Shares	24.75%	11.23%
MSCI ACWI Index (Net) (USD)*	32.79%	13.02%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$231,258,212	55	$1,085,825	48%

What did the Fund invest in?

Country Weightings*

United States
46.1%
Japan
12.5%
France
7.7%
United Kingdom
6.6%
Italy
4.8%
China
4.2%
Germany
2.3%
Sweden
2.3%
South Korea
2.3%
Switzerland
2.3%
Netherlands
2.0%
India
1.4%
Other Countries
4.4%

Value	Value
Other Countries	4.4%
India	1.4%
Netherlands	2.0%
Switzerland	2.3%
South Korea	2.3%
Sweden	2.3%
Germany	2.3%
China	4.2%
Italy	4.8%
United Kingdom	6.6%
France	7.7%
Japan	12.5%
United States	46.1%

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Enel SpA	3.0%
L3Harris Technologies Inc	2.8%
UnitedHealth Group Inc	2.8%
Wells Fargo & Co	2.8%
Kenvue Inc	2.8%
Sony Corp Group	2.7%
British American Tobacco PLC	2.6%
Meta Platforms Inc, Cl A	2.6%
Charles Schwab Corp	2.6%
DuPont de Nemours	2.6%

* Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/global-equity-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Gallery Trust

Mondrian Global Equity Value Fund / Institutional Shares - MPGVX

Annual Shareholder Report - October 31, 2024

MON-AR-TSR-2024-2

Gallery Trust

Mondrian Global Listed Infrastructure Fund

Institutional Shares - MGIFX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Shares of the Mondrian Global Listed Infrastructure Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian Global Listed Infrastructure Fund, Institutional Shares	$106	0.95%

How did the Fund perform in the last year?

Global equity markets rallied strongly over the year on the back of promising macroeconomic data that continued to show a healthy US economy with inflation slowing, as well as growing excitement over the potential for artificial intelligence (AI). The MSCI ACW index rose 32.8%. The MSCI ACW Core Infrastructure index underperformed this index due to a lack of exposure to AI-related sectors like Information Technology and relatively lower returns from infrastructure stocks, such as railroads and airports, within the industrials sector. The fund’s performance was broadly in line with this index. HCA, the US hospital operator, was the largest contributor to the fund’s return, with the company showing steady growth in patient admissions and strong pricing, as well as margin expansion as a result of improving labor availability. Medical procedures had been slow to recover post-COVID and labor shortages had pushed up costs for hospital operators, but these issues have now normalized. Rubis, the French energy infrastructure company, saw its share price rise after posting strong financial results. In addition, an activist investor disclosed a significant position and wrote a letter to the company’s board pushing for strategy and governance changes. As the shares approached our assessment of fair value we divested from the company. Shares in TC Energy, the natural-gas focused pipeline company, rose as investors became increasingly confident of a successful outcome of the spin-off of its oil pipelines business. There is also growing expectation of significant electricity demand from data centers, with gas better able to deliver the steady, uninterrupted power required than renewable alternatives. Enel Americas, the Chilean-listed electric utility, saw it shares decline as adverse weather patterns impacted hydroelectric generation operations in the company’s main markets. In Colombia, very dry conditions caused by the El Niño weather phenomenon has contributed to low reservoir levels and low output from Enel Americas’ hydro assets. As a result, the company had to purchase electricity on the sport market at elevated prices to deliver contracted volumes. Meanwhile in Brazil, heavy rainfall led to unusually-high reservoir levels, bringing down power prices and squeezing power generation margins. Guangdong Investment, the Chinese water utility, was one of the weaker investments over the period as confidence in China’s troubled property sector remained depressed. Although the company’s real estate development operations have grown significantly in recent years, we believe that the challenges there are overshadowing the stable cash flows of its core water utility business, resulting in material undervaluation of the company by the market. Another weak performer during the year was Prologis, the US industrial real estate company. The company lowered their full year guidance due to soft demand in key markets, particularly Southern California. A significant proportion of Prologis’ portfolio is earning rents below market rates and as these contracts expire and roll onto market rates, the company will see strong revenue growth in the coming years.

How did the Fund perform since inception?

Total Return Based on $1,000,000 Investment

	Mondrian Global Listed Infrastructure Fund, Institutional Shares - $1548957	MSCI ACWI Index (Net) (USD)* - $1991706	MSCI ACWI Core Infrastructure (NR) (USD) - $1475659
Dec/18	$1000000	$1000000	$1000000
Oct/19	$1214932	$1177720	$1192352
Oct/20	$1086633	$1235284	$1095897
Oct/21	$1365905	$1695766	$1359639
Oct/22	$1210436	$1357337	$1239464
Oct/23	$1249867	$1499883	$1181160
Oct/24	$1548957	$1991706	$1475659

Since its inception on December 17, 2018. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-832-4386 or visit https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/ for current month-end performance.

*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Mondrian Global Listed Infrastructure Fund, Institutional Shares	23.93%	4.98%	7.73%
MSCI ACWI Index (Net) (USD)*	32.79%	11.08%	12.44%
MSCI ACWI Core Infrastructure (NR) (USD)	24.93%	4.36%	6.85%

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,936,395	26	$-	18%

What did the Fund invest in?

Country Weightings*

United States
28.6%
Spain
11.8%
France
11.5%
Italy
11.4%
Canada
8.6%
China
6.9%
Malaysia
4.1%
Portugal
3.8%
United Kingdom
3.7%
Australia
3.5%
Chile
3.0%
Mexico
2.8%

Value	Value
Mexico	2.8%
Chile	3.0%
Australia	3.5%
United Kingdom	3.7%
Portugal	3.8%
Malaysia	4.1%
China	6.9%
Canada	8.6%
Italy	11.4%
France	11.5%
Spain	11.8%
United States	28.6%

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Edison International	4.7%
Prologis Inc	4.4%
Enav SpA	4.4%
Enbridge Inc	4.3%
Enel SpA	4.3%
South Bow, Cl W	4.2%
Cellnex Telecom	4.2%
Eversource Energy	4.2%
Westports Holdings	4.1%
Iberdrola SA	4.0%

* Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/global-listed-infrastructure-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Gallery Trust

Mondrian Global Listed Infrastructure Fund / Institutional Shares - MGIFX

Annual Shareholder Report - October 31, 2024

MON-AR-TSR-2024-3

Gallery Trust

Mondrian International Value Equity Fund

Institutional Shares - MPIEX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Shares of the Mondrian International Value Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.mondrian.com/mutualfunds/international-value-equity-fund/. You can also request this information by contacting us at 888-832-4386.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mondrian International Value Equity Fund, Institutional Shares	$82	0.74%

How did the Fund perform in the last year?

International equity markets rose strongly over the last twelve months. Equity markets were supported by slowing inflation and better-than-expected economic and employment data. The Hong Kong equity market was a notable laggard as the Chinese economy slowed and slid into deflation and was further weighed down by a growing property crisis. The financials sector led returns on more robust economic data. The IT sector outperformed as global technology companies were buoyed by AI optimism. Most major international currencies appreciated against the US dollar as the Fed delivered a larger-than-expected interest rate cut of 50bps. The Fund generated strong absolute returns in the past twelve months, but slightly lagged index returns. Country allocation to Taiwan and Singapore added to relative returns: The overweight position in the strong Singaporean equity market and the exposure to Taiwan added to relative returns. Strong returns in Singapore were driven by the banks. Stock selection in France held back relative returns: Strong stock selection in the Netherlands was driven by Philips, the Dutch health care technology company, which was buoyed by the settlement of litigation concerning their sleep apnea devices. The costs were lower, and the settlement came sooner than expected. Philips’ order intake and margins also continued to improve from the COVID-related supply chain disruptions. This was more than offset by stock selection in France where Kering, the French luxury goods company, is undergoing a brand transformation at its largest design house, Gucci. The broader luxury goods segment underperformed on Chinese consumer weakness. Relative returns were held back by the underweight position in the financials sector: The positive impact of the overweight position in the strong industrials sector was more than offset by the underweight position in the strong financials sector and the overweight position in the weak energy sector. Stock selection within the consumer staples and IT sectors added to relative returns. Currency allocation held back relative returns: The positive impact of the overweight position in the strong British pound was more than offset by the underweight position in the strong Swiss franc and the overweight position in the weak Japanese yen. The Japanese yen lagged other international currencies as the Bank of Japan’s new governor, Kazuo Ueda, maintained Japan’s ultra-loose monetary policy throughout 2023. The Bank of Japan did eventually raise its policy rate for the first time in 17 years in March 2024, and then again in July 2024, which led to a sharp rally in the yen in the third quarter of 2024.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

	Mondrian International Value Equity Fund, Institutional Shares ** - $1510014	MSCI EAFE Index (Net) (USD)* - $1671412
Oct/14	$1000000	$1000000
Oct/15	$986114	$999325
Oct/16	$958230	$967080
Oct/17	$1163148	$1193741
Oct/18	$1086816	$1111917
Oct/19	$1172980	$1234715
Oct/20	$963267	$1149960
Oct/21	$1317020	$1543021
Oct/22	$1040737	$1188144
Oct/23	$1236598	$1359247
Oct/24	$1510014	$1671412

Since its inception on March 14, 2016. The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-832-4386 or visit https://www.mondrian.com/mutualfunds/international-value-equity-fund/ for current month-end performance.

*As of October 2024, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

** The financial statements include the financial information of the Predecessor Fund through March 14, 2016 (See Note 1 in Notes to Financial Statements).

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Mondrian International Value Equity Fund, Institutional Shares **	22.11%	5.18%	4.21%
MSCI EAFE Index (Net) (USD)*	22.97%	6.24%	5.27%

Other Information

On March 14, 2016, The International Equity Portfolio, a series of Delaware Pooled Trust (the “International Equity Predecessor Fund”) was reorganized into the Mondrian International Equity Fund. Inception date of the Predecessor Fund was February 4, 1992. Information presented from February 4, 1992 to March 14, 2016 is that of the International Equity Predecessor Fund.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$883,324,004	53	$5,084,122	34%

What did the Fund invest in?

Country Weightings*

Japan 24.5%
United Kingdom 22.3%
Germany 10.9%
France 9.7%
Italy 7.0%
Hong Kong 5.1%
Singapore 5.0%
Switzerland 4.9%
Netherlands 3.6%
Spain 3.2%
Austria 1.4%
Australia 1.3%

Value	Value
Australia	1.3%
Austria	1.4%
Spain	3.2%
Netherlands	3.6%
Switzerland	4.9%
Singapore	5.0%
Hong Kong	5.1%
Italy	7.0%
France	9.7%
Germany	10.9%
United Kingdom	22.3%
Japan	24.5%

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Lloyds Banking Group PLC	3.3%
Enel SpA	3.3%
Allianz SE	3.2%
Banco Santander SA	3.2%
United Overseas Bank Ltd	3.1%
Fujitsu Ltd	3.1%
SSE PLC	3.0%
Imperial Brands PLC	3.0%
Sony Corp Group	2.9%
FUJIFILM Holdings Corp	2.9%

* Percentages are calculated based on total net assets.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-832-4386

  https://www.mondrian.com/mutualfunds/international-value-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-832-4386 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Gallery Trust

Mondrian International Value Equity Fund / Institutional Shares - MPIEX

Annual Shareholder Report - October 31, 2024

MON-AR-TSR-2024-4

(b)	Not applicable

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$109,059	None	None	$103,760	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$65,000(3)	$17,583(2)	None	$125,000(3)
(d)	All Other Fees	None	None	$146,757(4)	None	None	$149,452(4)

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Contains tax compliance services for Mondrian International Value Equity Fund.

(3)	Contains tax compliance services provided to service affiliates of the Funds.
(4)	Non-audit assurance engagements for service affiliates of the Funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)        The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal-years-ended October 31st were $211,757 and $274,452 for 2024 and 2023, respectively.

(h)       During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit services was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Mondrian
INVESTMENT PARTNERS

(Each, a Series of Gallery Trust)

Annual Financials and Other Information
October 31, 2024

Investment Adviser:

Mondrian Investment Partners Limited

Gallery Trust

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	22
Financial Highlights	26
Notes to Financial Statements	30
Report of Independent Registered Public Accounting Firm	53
Notice to Shareholders (Unaudited)	55
Fund Information	57

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust	Mondrian International Value Equity Fund October 31, 2024

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.9%

	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.3%
Aurizon Holdings Ltd	5,052,062	$11,201,741
Total Australia		11,201,741

AUSTRIA — 1.4%
ANDRITZ	207,480	12,526,190
Total Austria		12,526,190

FRANCE — 9.7%
Bouygues SA	650,946	20,922,382
Kering SA	52,222	13,043,508
Pernod Ricard SA	66,820	8,337,032
Sanofi SA	225,337	23,813,545
Vinci SA	173,036	19,383,594
Total France		85,500,061

GERMANY — 10.9%
Allianz SE	91,169	28,700,455
Continental AG	160,857	10,039,131
Deutsche Post	549,120	22,057,866
Evonik Industries AG	1,052,781	23,202,407
HeidelbergMaterials AG	111,637	12,295,592
Total Germany		96,295,451

HONG KONG — 5.1%
CK Hutchison Holdings Ltd	3,391,500	17,836,334
Jardine Matheson Holdings Ltd	337,215	12,957,171
WH Group Ltd	18,710,639	14,562,798
Total Hong Kong		45,356,303

ITALY — 7.0%
Enel SpA	3,785,767	28,711,513
Eni SpA	504,913	7,691,426
Snam SpA	5,194,466	24,953,710
Total Italy		61,356,649

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund October 31, 2024

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
JAPAN — 24.5%
FUJIFILM Holdings Corp	1,076,400	$25,605,749
Fujitsu Ltd	1,407,800	27,066,139
Hitachi Ltd	478,100	12,012,196
Honda Motor Co Ltd	1,354,100	13,618,337
Kao Corp	122,900	5,416,865
KDDI Corp	325,400	10,145,776
Kyocera Corp	842,600	8,545,404
MINEBEA MITSUMI	698,900	12,303,770
Mitsubishi Electric Corp	637,900	11,222,276
Nippon Telegraph & Telephone Corp	13,554,000	13,077,381
Panasonic Holdings	1,347,900	11,093,270
Secom Co Ltd	452,100	16,077,991
Sony Corp Group	1,476,300	25,979,214
Sumitomo Metal Mining	362,500	10,022,614
Toyota Industries Corp	198,300	13,746,563
Total Japan		215,933,545

NETHERLANDS — 3.6%
Koninklijke Ahold Delhaize NV	401,019	13,232,944
Koninklijke Philips NV *	710,670	18,696,866
Total Netherlands		31,929,810

SINGAPORE — 5.0%
Singapore Telecommunications Ltd	7,180,802	16,941,184
United Overseas Bank Ltd	1,131,340	27,501,802
Total Singapore		44,442,986

SPAIN — 3.2%
Banco Santander SA	5,817,379	28,420,155
Total Spain		28,420,155

SWITZERLAND — 4.9%
Nestle SA	91,729	8,667,716
Novartis AG	123,410	13,390,760
Roche Holding AG	34,590	10,719,563
Sandoz Group AG	232,400	10,594,715
Total Switzerland		43,372,754

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund October 31, 2024

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM — 22.3%
Associated British Foods PLC	421,322	$12,109,588
BP PLC	2,892,750	14,147,999
British American Tobacco PLC	272,347	9,523,787
GSK PLC	1,246,856	22,516,573
Imperial Brands PLC	865,344	26,114,525
Kingfisher PLC	3,403,011	12,869,588
Lloyds Banking Group PLC	42,788,275	29,370,041
Shell PLC	530,627	17,716,315
SSE PLC	1,183,055	26,883,171
Tesco PLC	781,261	3,449,811
WPP PLC	2,123,535	22,320,444
Total United Kingdom		197,021,842

Total Common Stock
(Cost $813,187,374)		873,357,487

Total Value of Securities — 98.9%
(Cost $813,187,374)		$873,357,487

Percentages are based on Net Assets of $883,324,004.

*	Non-income producing security.

Ltd — Limited

PLC — Public Limited Company

As of October 31, 2024, all of the Fund's investments were considered Level 2, in accordance the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund October 31, 2024

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.3%
	Number of Shares	Value (U.S. $)
BRAZIL — 6.6%
Ambev SA	117,900	$256,974
Hypera SA	67,500	258,982
Petroleo Brasileiro ADR	34,706	466,796
Vale Sponsored ADR Class B	35,406	378,844
Total Brazil		1,361,596

CANADA — 1.3%
Barrick Gold Corp US	14,309	276,450
Total Canada		276,450

CHILE — 0.7%
Sociedad Quimica y Minera de Chile Sponsored ADR	3,777	144,999
Total Chile		144,999

CHINA — 28.7%
Alibaba Group Holding Ltd	87,384	1,068,909
Autohome Inc Sponsored ADR	10,742	301,850
Baidu Inc Sponsored ADR *	1,995	182,004
China Medical System Holdings Ltd	108,000	108,027
China Merchants Bank Class A	58,800	309,062
China Tower Class H	2,828,000	381,585
CSPC Pharmaceutical Group Ltd	525,520	389,060
Gree Electric Appliances Inc Class A	31,596	193,311
Midea Group Co Ltd Class A	22,003	220,566
PetroChina Class H	476,000	357,435
Ping An Insurance Group Co of China Ltd Class H	67,000	415,118
Sinotruk Hong Kong Ltd	100,500	271,257
Tencent Holdings Ltd	13,600	709,133
Tingyi Cayman Islands Holding Corp Class H	158,000	230,505
Wuliangye Yibin Class A	10,200	210,603
Xinyi Solar Holdings Ltd	178,000	91,290
Yum China Holdings Inc	10,680	471,095
Total China		5,910,810

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund October 31, 2024

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
FINLAND — 1.3%
Metso Corp	28,276	$269,107
Total Finland		269,107

HONG KONG — 1.4%
WH Group Ltd	370,728	288,544
Total Hong Kong		288,544

INDIA — 8.5%
Axis Bank Ltd	45,076	619,216
HDFC Bank	33,767	694,071
HDFC Bank Ltd Sponsored ADR	2,304	145,221
Indus Towers Ltd *	71,916	290,177
Total India		1,748,685

INDONESIA — 4.2%
Bank Rakyat Indonesia Persero Tbk PT	1,781,539	543,109
Telkom Indonesia Persero Tbk PT	1,846,400	330,031
Total Indonesia		873,140

KAZAKHSTAN — 0.6%
Kaspi.KZ JSC ADR	1,174	129,304
Total Kazakhstan		129,304

MALAYSIA — 1.8%
Malayan Banking Bhd	152,000	364,012
Total Malaysia		364,012

MEXICO — 3.7%
Grupo Aeroportuario Pacifico Class B	22,634	394,267
Grupo Financiero Banorte SAB de CV Sponsored Class O	44,944	313,672
Wal-Mart de Mexico SAB de CV	16,716	46,156
Total Mexico		754,095

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund October 31, 2024

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
PERU — 1.6%
Credicorp Ltd	1,813	$333,828
Total Peru		333,828

PORTUGAL — 1.7%
Jeronimo Martins SGPS	18,175	353,287
Total Portugal		353,287

SAUDI ARABIA — 5.0%
Saudi Arabian Oil Co	52,753	378,928
Saudi National Bank	40,934	359,848
Saudi Telecom Co	25,827	289,863
Total Saudi Arabia		1,028,639

SOUTH KOREA — 8.6%
Kia Corp	3,591	237,469
KT Corp	1,223	38,996
KT Corp ADR *	10,429	164,048
LG Chem Ltd	468	105,227
Samsung Electronics Co Ltd	9,066	384,951
Samsung Fire & Marine Insurance Co Ltd	1,135	275,170
Shinhan Financial Group Co Ltd	15,335	571,232
Total South Korea		1,777,093

TAIWAN — 12.6%
Hon Hai Precision Industry Co Ltd	26,000	166,653
Lite-On Technology Corp	118,000	369,906
MediaTek Inc	3,000	116,785
Taiwan Semiconductor Manufacturing Co Ltd	62,000	1,944,288
Total Taiwan		2,597,632

UNITED ARAB EMIRATES — 3.1%
Adnoc Gas Plc	348,506	313,679

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund October 31, 2024

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED ARAB EMIRATES (continued)
First Abu Dhabi Bank PJSC	88,699	$316,981
Total United Arab Emirates		630,660

UNITED KINGDOM — 0.9%
Mondi PLC	11,385	$184,361
Total United Kingdom		184,361

Total Common Stock
(Cost $17,680,722)		19,026,242

PREFERRED STOCK — 6.4%

BRAZIL — 1.7%
Itau Unibanco Holding SA Sponsored ADR^	13,827	83,653
Itausa SA^	145,289	266,406
		350,059
SOUTH KOREA — 4.7%
Hyundai Motor^	1,284	148,348
LG Chem Ltd^	646	97,259
Samsung Electronics Co Ltd^	21,088	725,433
		971,040
Total Preferred Stock
(Cost $1,430,064)		1,321,099

Total Value of Securities — 98.7%
(Cost $19,110,786)		$20,347,341

Percentages are based on Net Assets of $20,623,182.

*	Non-income producing security.

^	There is currently no rate available.

ADR — American Depositary Receipt

Ltd — Limited

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund October 31, 2024

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SGPS — Sociedade Gestora de Participações Sociais

The following is a summary of the level of the inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,617,777	$14,408,465	$—	$19,026,242
Preferred Stock	350,059	971,040	—	1,321,099
Total Investments in Securities	$4,967,836	$15,379,505	$—	$20,347,341

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
October 31, 2024

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.7%

	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 3.5%
Aurizon Holdings Ltd	30,734	$68,145
Total Australia		68,145

CANADA — 8.6%
Enbridge Inc	2,074	83,773
South Bow Class W *	3,279	81,884
Total Canada		165,657

CHILE — 3.0%
Enel Americas SA	625,163	58,555
Total Chile		58,555

CHINA — 6.9%
Guangdong Investment Ltd	104,000	66,204
Jiangsu Expressway Co Ltd Class H	68,000	68,426
Total China		134,630

FRANCE — 11.5%
Eiffage SA	834	77,624
Veolia Environnement SA	2,124	67,436
Vinci SA	686	76,846
Total France		221,906

ITALY — 11.4%
Enav SpA	20,221	85,671
Enel SpA	11,002	83,440
Snam SpA	10,742	51,603
Total Italy		220,714

MALAYSIA — 4.1%
Westports Holdings	82,400	79,220
Total Malaysia		79,220

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
October 31, 2024

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
MEXICO — 2.8%
Promotora y Operadora de Infraestructura	6,119	$53,314
Total Mexico		53,314

PORTUGAL — 3.8%
EDP Energias de Portugal SA	18,568	73,100
Total Portugal		73,100

SPAIN — 11.8%
Cellnex Telecom	2,220	81,531
Iberdrola SA	5,236	77,778
Redeia Corp SA	3,763	69,675
Total Spain		228,984

UNITED KINGDOM — 3.7%
SSE PLC	3,194	72,579
Total United Kingdom		72,579

UNITED STATES — 28.6%
American Tower REIT	361	77,088
CSX Corp	2,312	77,776
Edison International	1,095	90,228
Eversource Energy	1,238	81,522
HCA Healthcare Inc	197	70,672
Norfolk Southern Corp	283	70,872
Prologis Inc	760	85,834
Total United States		553,992

Total Common Stock
(Cost $1,860,116)		1,930,796

Total Value of Securities — 99.7%
(Cost $1,860,116)		$1,930,796

Percentages are based on Net Assets of $1,936,395.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed
Infrastructure Fund
October 31, 2024

Ltd — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The following is a summary of the level of the inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$910,738	$1,020,058	$—	$1,930,796
Total Investments in Securities	$910,738	$1,020,058	$—	$1,930,796

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity
Value Fund
October 31, 2024

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.0%

	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 1.2%
Aurizon Holdings Ltd	1,206,220	$2,674,505
Total Australia		2,674,505

BRAZIL — 0.9%
Hypera SA	528,900	2,029,269
Total Brazil		2,029,269

CHINA — 4.2%
Alibaba Group Holding Ltd	357,700	4,375,499
Midea Group Co Ltd Class A	228,055	2,286,104
Ping An Insurance Group Co of China Ltd Class H	225,000	1,394,052
Yum China Holdings Inc	39,265	1,731,979
Total China		9,787,634

FRANCE — 7.7%
Kering SA	16,549	4,133,450
Pernod Ricard SA	24,056	3,001,431
Sanofi SA	51,604	5,453,495
Vinci SA	46,109	5,165,157
Total France		17,753,533

GERMANY — 2.3%
Deutsche Post	134,707	5,411,111
Total Germany		5,411,111

INDIA — 1.4%
HDFC Bank Ltd	163,766	3,366,163
Total India		3,366,163

INDONESIA — 1.3%
Bank Rakyat Indonesia Persero Tbk PT	9,656,300	2,943,763
Total Indonesia		2,943,763

ITALY — 4.8%
Enel SpA	908,368	6,889,124

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity
Value Fund
October 31, 2024

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
ITALY (continued)
Snam SpA	889,208	$4,271,669
Total Italy		11,160,793

JAPAN — 12.5%
Fujitsu Ltd	290,300	5,581,262
Hitachi Ltd	94,600	2,376,812
MatsukiyoCocokara & Co	299,200	4,073,514
SCSK Corp	161,400	3,011,674
Sony Corp Group	355,600	6,257,677
Sundrug Co Ltd	171,000	4,229,489
Toyota Industries Corp	49,800	3,452,238
Total Japan		28,982,666

NETHERLANDS — 2.0%
Koninklijke Philips NV *	174,192	4,582,780
Total Netherlands		4,582,780

SOUTH KOREA — 0.4%
Samsung Electronics Co Ltd	20,767	881,788
Total South Korea		881,788

SWEDEN — 2.3%
Autoliv	57,725	5,361,498
Total Sweden		5,361,498

SWITZERLAND — 2.3%
Roche Holding	16,870	5,228,072
Total Switzerland		5,228,072

TAIWAN — 1.0%
Taiwan Semiconductor Manufacturing Co Ltd	74,000	2,320,602
Total Taiwan		2,320,602

UNITED KINGDOM — 6.6%
Associated British Foods PLC	145,826	4,191,314
British American Tobacco PLC	173,266	6,058,992

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity
Value Fund
October 31, 2024

COMMON STOCK — continued

	Number of	Value
	Shares	(U.S. $)
UNITED KINGDOM (continued)
Lloyds Banking Group PLC	7,373,212	$5,061,002
Total United Kingdom		15,311,308

UNITED STATES — 46.1%
AbbVie Inc	8,994	1,833,607
Amazon.com Inc *	21,068	3,927,075
American Tower REIT	4,859	1,037,591
CDW Corp	23,067	4,341,902
Centene Corp *	34,714	2,161,294
Charles Schwab Corp	84,306	5,971,394
CNH Industrial	316,153	3,550,398
Dollar Tree Inc *	43,939	2,840,217
DuPont de Nemours	71,463	5,930,714
Exxon Mobil Corp	29,932	3,495,459
HCA Healthcare Inc	15,291	5,485,493
Kenvue Inc	278,184	6,378,759
L3Harris Technologies Inc	26,604	6,583,692
Labcorp Holdings	23,293	5,317,093
McDonald's	17,239	5,035,684
Meta Platforms Inc Class A	10,604	6,018,618
Micron Technology Inc	10,812	1,077,416
Microsoft Corp	12,435	5,052,962
NNN REIT Class REIT	70,420	3,059,045
Prologis Inc	28,950	3,269,613
Sysco	72,584	5,440,171
Texas Instruments Inc	28,812	5,853,446
UnitedHealth Group Inc	11,589	6,541,991
Wells Fargo & Co	98,861	6,418,056
Total United States		106,621,690

Total Common Stock
(Cost $198,090,593)		224,417,175

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity
Value Fund
October 31, 2024

PREFERRED STOCK — 1.9%

	Number of	Value
	Shares	(U.S. $)
SOUTH KOREA — 1.9%
Samsung Electronics Co Ltd^	128,007	4,403,477

Total Preferred Stock
(Cost $5,834,128)		4,403,477

Total Value of Securities — 98.9%
(Cost $203,924,721)		$228,820,652

Percentages are based on Net Assets of $231,258,212.

*	Non-income producing security.

^	There is currently no rate available.

Ltd — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

The following is a summary of the level of the inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$115,744,436	$108,672,739	$—	$224,417,175
Preferred Stock	—	4,403,477	—	4,403,477
Total Investments in Securities	$115,744,436	$113,076,216	$—	$228,820,652

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	October 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

	Mondrian	Mondrian
	International	Emerging
	Value Equity	Markets Value
	Fund	Equity Fund
Assets:
Investments (Cost $813,187,374 and $19,110,786)	$873,357,487	$20,347,341
Foreign currency (Cost $61 and $771)	61	763
Cash	2,661,537	313,194
Receivable for investment securities sold	7,925,588	32,028
Reclaims receivable	3,420,541	2,081
Dividends receivable	3,222,543	63,454
Receivable for capital shares sold	839,623	2,540
Unrealized appreciation on spot foreign currency contracts	21,309	—
Receivable from Investment Adviser	—	2,556
Prepaid expenses	43,558	13,350
Total assets	891,492,247	20,777,307

Liabilities:
Payable for investment securities purchased	7,467,228	46,069
Payable due to Investment Adviser	447,913	—
Payable due to Administrator	69,734	1,647
Payable for capital shares redeemed	48,719	—
Audit fees payable	26,389	26,389
Chief Compliance Officer fees payable	9,203	220
Transfer Agent Fees Payable	8,258	5,564
Payable due to Trustees	645	15
Accrued foreign capital gains tax	—	61,961
Other accrued expenses	90,154	12,260
Total liabilities	8,168,243	154,125

Commitments and Contingencies†
Net assets	$883,324,004	$20,623,182

Net assets consist of:
Paid-in capital	$786,022,968	$126,602,792
Total distributable earnings/(accumulated loss)	97,301,036	(105,979,610)
Net assets	$883,324,004	$20,623,182

Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	55,944,902	2,594,365
Net Asset Value, Offering and Redemption Price Per Share	$15.79	$7.95

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	October 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

	Mondrian
	Global Listed	Mondrian
	Infrastructure	Global Equity
	Fund	Value Fund
Assets:
Investments (Cost $1,860,116 and $203,924,721)	$1,930,796	$228,820,652
Foreign currency (Cost $6,320 and $12,544)	6,268	12,440
Cash	15,591	1,880,180
Receivable from Investment Adviser	9,579	—
Receivable for investment securities sold	9,568	562,649
Reclaims receivable	8,259	235,964
Receivable for capital shares sold	—	27,200
Dividends receivable	—	561,108
Prepaid expenses	3,276	15,519
Total assets	1,983,337	232,115,712

Liabilities:
Audit fees payable	27,707	26,389
Payable for investment securities purchased	10,399	569,325
Transfer Agent Fees Payable	5,412	5,958
Payable due to Administrator	151	18,017
Chief Compliance Officer fees payable	20	2,377
Unrealized depreciation on spot foreign currency contracts	4	2,744
Payable due to Trustees	1	167
Payable for capital shares redeemed	—	3
Payable due to Investment Adviser	—	102,027
Accrued foreign capital gains tax	—	104,286
Other accrued expenses	3,248	26,207
Total liabilities	46,942	857,500

Commitments and Contingencies†
Net assets	$1,936,395	$231,258,212

Net assets consist of:
Paid-in capital	$1,795,981	$201,268,458
Total distributable earnings	140,414	29,989,754
Net assets	$1,936,395	$231,258,212

Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	174,275	15,699,450
Net Asset Value, Offering and Redemption Price Per Share	$11.11	$14.73

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Year Ended October 31, 2024

STATEMENTS OF OPERATIONS

Mondrian
International
Value Equity
Fund
Investment income
Dividends	$35,239,463
Less: foreign taxes withheld	(2,706,540)
Total investment income	32,532,923

Expenses
Investment advisory fees	5,580,213
Accounting and administration fees – Note 4	793,453
Custodian fees	91,103
Registration fees	86,821
Dividend disbursing and transfer agent fees and expenses	50,165
Trustees' fees and expenses	47,922
Printing fees	46,820
Legal fees	43,670
Audit fees	28,502
Chief Compliance Officer fees	15,057
Other	65,223
Total expenses	6,848,949

Less:
Investment advisory fees waived – Note 5	(496,091)
Net expenses	6,352,858

Net investment income	26,180,065

Net realized gain/(loss) on:
Investments	40,338,193
Foreign currency transactions	309,041
Net realized gain	40,647,234

Net change in unrealized appreciation/(depreciation) on:
Investments	98,555,786
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	970
Net change in unrealized appreciation/(depreciation)	98,556,756
Net realized and unrealized gain	139,203,990

Net increase in net assets resulting from operations	$165,384,055

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Year Ended October 31, 2024

STATEMENTS OF OPERATIONS

Mondrian Emerging Markets Value Equity Fund
Investment income
Dividends	$868,433
Less: foreign taxes withheld	(72,710)
Total investment income	795,723

Expenses
Investment advisory fees	152,195
Dividend disbursing and transfer agent fees and expenses	33,972
Audit fees	28,517
Custodian fees	25,960
Accounting and administration fees – Note 4	18,776
Registration fees	18,520
Printing fees	4,380
Legal fees	1,552
Trustees' fees and expenses	1,180
Chief Compliance Officer fees	879
Other	20,006
Total expenses	305,937

Less:
Investment advisory fees waived – Note 5	(119,279)
Net expenses	186,658

Net investment income	609,065

Net realized gain/(loss) on:
Investments	894,046
Foreign currency transactions	(16,174)
Foreign Capital Gains Tax on Appreciated Securities	7
Net realized gain	877,879

Net change in unrealized appreciation/(depreciation) on:
Investments	2,381,800
Accrued foreign capital gains tax on appreciated securities	(2,583)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(1,895)
Net change in unrealized appreciation/(depreciation)	2,377,322
Net realized and unrealized gain	3,255,201

Net increase in net assets resulting from operations	$3,864,266

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Year Ended October 31, 2024

STATEMENTS OF OPERATIONS

Mondrian Global Listed Infrastructure Fund
Investment income
Dividends	$79,331
Less: foreign taxes withheld	(7,294)
Total investment income	72,037

Expenses
Dividend disbursing and transfer agent fees and expenses	33,043
Audit fees	30,728
Investment advisory fees	15,602
Registration fees	6,997
Printing fees	4,051
Custodian fees	2,746
Accounting and administration fees – Note 4	1,698
Legal fees	636
Chief Compliance Officer fees	560
Trustees' fees and expenses	103
Other	9,573
Total expenses	105,737

Less:
Investment advisory fees waived – Note 5	(15,602)
Reimbursement from Investment Adviser	(72,697)
Net expenses	17,438

Net investment income	54,599

Net realized gain/(loss) on:
Investments	21,602
Foreign currency transactions	(20)
Net realized gain	21,582

Net change in unrealized appreciation/(depreciation) on:
Investments	297,242
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	166
Net change in unrealized appreciation/(depreciation)	297,408
Net realized and unrealized gain	318,990

Net increase in net assets resulting from operations	$373,589

The accompanying notes are an integral part of the financial statements.

Gallery Trust	For the Year Ended October 31, 2024

STATEMENTS OF OPERATIONS

Mondrian Global Equity Value Fund
Investment income
Dividends	$5,132,470
Less: foreign taxes withheld	(316,917)
Total investment income	4,815,553

Expenses
Investment advisory fees	1,270,075
Accounting and administration fees – Note 4	180,343
Dividend disbursing and transfer agent fees and expenses	36,266
Audit fees	28,474
Custodian fees	25,679
Registration fees	23,848
Printing fees	11,572
Legal fees	10,687
Trustees' fees and expenses	10,328
Chief Compliance Officer fees	4,089
Other	28,821
Total expenses	1,630,182

Less:
Investment advisory fees waived – Note 5	(184,250)
Net expenses	1,445,932

Net investment income	3,369,621

Net realized gain/(loss) on:
Investments	12,280,896
Foreign currency transactions	(12,980)
Foreign Capital Gains Tax on Appreciated Securities	(2,999)
Net realized gain	12,264,917

Net change in unrealized appreciation/(depreciation) on:
Investments	22,571,186
Accrued foreign capital gains tax on appreciated securities	(85,980)
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(26,701)
Net change in unrealized appreciation/(depreciation)	22,458,505
Net realized and unrealized gain	34,723,422

Net increase in net assets resulting from operations	$38,093,043

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
Operations:
Net investment income	$26,180,065	$21,884,063
Net realized gain/(loss)	40,647,234	(2,038,413)
Net change in unrealized appreciation/(depreciation)	98,556,756	89,870,825
Net increase in net assets resulting from operations	165,384,055	109,716,475
Distributions	(29,037,803)	(18,718,600)

Capital share transactions: (1)
Issued	184,192,515	149,803,720
Reinvestment of dividends	22,864,636	15,618,601
Redeemed	(196,017,913)	(120,538,587)
Net increase in net assets from capital share transactions	11,039,238	44,883,734
Total increase in net assets	147,385,490	135,881,609

Net assets:
Beginning of year	735,938,514	600,056,905
End of year	$883,324,004	$735,938,514

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
Operations:
Net investment income	$609,065	$605,718
Net realized gain/(loss)	877,879	(1,346,469)
Net change in unrealized appreciation/(depreciation)	2,377,322	3,992,759
Net increase in net assets resulting from operations	3,864,266	3,252,008
Distributions	(610,646)	(532,861)

Capital share transactions: (1)
Issued	1,200,590	3,169,803
Reinvestment of dividends	609,811	532,193
Redeemed	(3,477,393)	(6,126,718)
Net decrease in net assets from capital share transactions	(1,666,992)	(2,424,722)
Total increase in net assets	1,586,628	294,425

Net assets:
Beginning of year	19,036,554	18,742,129
End of year	$20,623,182	$19,036,554

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
Operations:
Net investment income	$54,599	$55,031
Net realized gain	21,582	38,835
Net change in unrealized appreciation/(depreciation)	297,408	(44,821)
Net increase in net assets resulting from operations	373,589	49,045
Distributions	(94,957)	(136,827)

Capital share transactions: (1)
Reinvestment of dividends	94,957	136,827
Net increase in net assets from capital share transactions	94,957	136,827
Total increase in net assets	373,589	49,045

Net assets:
Beginning of year	1,562,806	1,513,761
End of year	$1,936,395	$1,562,806

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
Operations:
Net investment income	$3,369,621	$2,165,570
Net realized gain/(loss)	12,264,917	(5,068,842)
Net change in unrealized appreciation/(depreciation)	22,458,505	22,919,346
Net increase in net assets resulting from operations	38,093,043	20,016,074
Distributions	(3,041,860)	(3,249,942)

Capital share transactions: (1)
Issued	75,947,655	38,796,402
Reinvestment of dividends	2,940,418	3,042,564
Redeemed	(29,705,570)	(33,893,928)
Net increase in net assets from capital share transactions	49,182,503	7,945,038
Total increase in net assets	84,233,686	24,711,170

Net assets:
Beginning of year	147,024,526	122,313,356
End of year	$231,258,212	$147,024,526

(1)	See Note 8- Share transactions in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Value Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year

	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21		Year Ended 10/31/20
Net asset value, beginning of year	$13.41	$11.62	$15.19	$11.37		$14.69

Income/(loss) from operations:(1)
Net investment income	0.46	0.41	0.39	0.43		0.28
Net realized and unrealized gain/(loss)	2.46	1.75	(3.48)	3.71		(2.72)
Total from operations	2.92	2.16	(3.09)	4.14		(2.44)
Dividends and distributions from:
Net investment income	(0.47)	(0.29)	(0.48)	(0.32)		(0.51)
Net realized gains	(0.07)	(0.08)	—	—		(0.37)
Total dividends and distributions	(0.54)	(0.37)	(0.48)	(0.32)		(0.88)
Net asset value, end of year	$15.79	$13.41	$11.62	$15.19		$11.37
Total return*	22.11%	18.82%	(20.98)%	36.72	%(2)	(17.88)%

Ratios and supplemental data
Net assets, end of year ($ Thousands)	$883,324	$735,939	$600,057	$710,402		$463,697
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74%	0.74%	0.74%	0.73%		0.79%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.80%	0.81%	0.83%	0.85%		0.94%
Ratio of net investment income to average net assets	3.05%	3.03%	2.85%	2.97%		2.26%
Portfolio turnover rate	34%	19%	23%	19%		24%

*	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share data calculated using average shares method.

(2)	If not for the one-time Fortis Group litigation payment, the Total return would have been 36.42%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Emerging Markets Value Equity Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year

	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$6.76	$5.93	$8.43	$7.62	$7.40

Income/(loss) from operations:(1)
Net investment income	0.23	0.20	0.14	0.14	0.12
Net realized and unrealized gain/(loss)	1.18	0.81	(2.54)	0.95	0.30
Total from operations	1.41	1.01	(2.40)	1.09	0.42
Dividends and distributions from:
Net investment income	(0.22)	(0.18)	(0.10)	(0.28)	(0.20)
Total dividends and distributions	(0.22)	(0.18)	(0.10)	(0.28)	(0.20)
Net asset value, end of year	$7.95	$6.76	$5.93	$8.43	$7.62
Total return*	21.16%	17.01%	(28.80)%	14.27%	5.67%

Ratios and supplemental data
Net assets, end of year ($ Thousands)	$20,623	$19,037	$18,742	$25,180	$13,068
Ratio of expenses to average net assets (including waivers and reimbursements)	0.92%	0.92%	0.92%	0.92%	0.92%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	1.51%	1.32%	1.35%	1.39%	1.41%
Ratio of net investment income to average net assets	3.00%	2.90%	1.96%	1.57%	1.67%
Portfolio turnover rate	40%	32%	39%	49%	48%

*	Total Return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Listed Infrastructure Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year

	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of year	$9.45	$9.94	$12.03	$10.17	$12.14

Income/(loss) from operations:(1)
Net investment income	0.32	0.34	0.39	0.28	0.41
Net realized and unrealized gain/(loss)	1.91	0.05	(1.66)	2.27	(1.58)
Total from operations	2.23	0.39	(1.27)	2.55	(1.17)
Dividends and distributions from:
Net investment income	(0.33)	(0.34)	(0.27)	(0.32)	(0.41)
Net realized gains	(0.24)	(0.54)	(0.55)	(0.37)	(0.39)
Total dividends and distributions	(0.57)	(0.88)	(0.82)	(0.69)	(0.80)
Net asset value, end of year	$11.11	$9.45	$9.94	$12.03	$10.17
Total return*	23.93%	3.26%	(11.38)%	25.70%	(10.56)%

Ratios and supplemental data
Net assets, end of year ($ Thousands)	$1,936	$1,563	$1,514	$1,707	$1,358
Ratio of expenses to average net assets (including waivers and reimbursements)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	5.76%	6.68%	6.32%	5.08%	7.42%
Ratio of net investment income to average net assets	2.97%	3.18%	3.51%	2.36%	3.76%
Portfolio turnover rate	18%	17%	26%	39%	44%

*	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian Global Equity Value Fund

FINANCIAL HIGHLIGHTS

Selected per share data & ratios

for a share outstanding throughout the year or period

	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period Ended 10/31/20*
Net asset value, beginning of period	$12.02	$10.56	$12.88	$10.22	$10.00

Income/(loss) from operations:(1)
Net investment income	0.24	0.18	0.16	0.16	0.05
Net realized and unrealized gain/(loss)	2.71	1.57	(2.29)	2.68	0.17
Total from operations	2.95	1.75	(2.13)	2.84	0.22
Dividends and distributions from:
Net investment income	(0.24)	(0.14)	(0.08)	(0.18)	—
Net realized gains	—	(0.15)	(0.11)	—	—
Total dividends and distributions	(0.24)	(0.29)	(0.19)	(0.18)	—
Net asset value, end of period	$14.73	$12.02	$10.56	$12.88	$10.22
Total return†	24.75%	16.71%	(16.75)%	28.09%	2.20%

Ratios and supplemental data
Net assets, end of period ($Thousands)	$231,258	$147,025	$122,313	$83,522	$2,604
Ratio of expenses to average net assets (including waivers and reimbursements)	0.74%	0.74%	0.74%	0.74%	0.74	%‡
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.83%	0.86%	0.89%	1.17%	9.16	%‡
Ratio of net investment income to average net assets	1.72%	1.51%	1.36%	1.29%	1.42	%‡
Portfolio turnover rate	48%	42%	46%	64%	10	%§

*	Commenced operations June 30, 2020.

†	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Annualized.

§	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS

1. Organization

Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with four funds. The financial statements herein are those of the Mondrian International Value Equity Fund (formerly, Mondrian International Equity Fund) (the “International Fund”), Mondrian Emerging Markets Value Equity Fund (formerly, the Mondrian Emerging Markets Equity Fund) (the “Emerging Markets Fund”), the Mondrian Global Listed Infrastructure Fund (the “Global Listed Infrastructure Fund”), and the Mondrian Global Equity Value Fund (the “Global Equity Value Fund”) (each a “Fund” and collectively the “Funds”). The International Fund, Emerging Markets Fund and Global Listed Infrastructure Fund are classified as diversified, and the Global Equity Value Fund are classified as “non-diversified” under the 1940 Act. The investment objective of the International Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The investment objective of the Emerging Markets Fund is to seek long-term capital appreciation. The investment objective of the Global Listed Infrastructure Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of infrastructure companies listed on a domestic or foreign exchange. The investment objective of the Global Equity Value Fund is to seek long-term total return. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Funds’ investment adviser (“Mondrian” or the “Adviser”). The Adviser makes investment decisions for the Funds and reviews, supervises and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Global Equity Value Fund commenced operations on June 30, 2020.

2. Significant accounting policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

Valuation of investments — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ , the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Board”). The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Funds’ Administrator and requests that a meeting of the Committee be held.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Fair value measurement classifications are summarized in the Funds’ Schedule of Investments.

Federal income taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

As of and during the year ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2024, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. The Funds or its agent file withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations.

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Funds may also engage in currency transactions to enhance the Funds’ returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of October 31, 2024, if applicable.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Funds have entered into netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect  to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Dividends and distributions to shareholders — The International Fund, Emerging Markets Fund, Global Listed Infrastructure Fund, and Global Equity Value Fund distribute their net investment income at least annually. For each Fund, net realized capital gains, if any, are distributed at least annually. All distributions are recorded on ex-dividend date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications,  including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

3. Transactions with affiliates

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended October 31, 2024, the amounts paid for these services are represented in the table below:

Accounting and Administration Fees
International Value Equity Fund	$ 793,453
Emerging Markets Value Equity Fund	18,776
Global Listed Infrastructure Fund	1,698
Global Equity Value Fund	180,343

Expenses incurred under the agreements are shown on the Statement of Operations as “Accounting and administration fees”.

Brown Brothers Harriman & Co., (the “Custodian”) serves as the Funds’ Custodian pursuant to a custody agreement. Apex Fund Services (the “Transfer Agent”) serves as the Funds’ Transfer Agent pursuant to a transfer agency agreement.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

5. Investment Advisory Agreement

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate for each fund. The table below shows the rate of each Fund’s investment advisory fee.

Advisory Fee
International Value Equity Fund	0.65%
Emerging Markets Value Equity Fund	0.75%
Global Listed Infrastructure Fund	0.85%
Global Equity Value Fund	0.65%

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine (collectively “excluded expenses”)) from exceeding the below percentages of the average daily net assets of the Funds until February 28, 2026 (the “Expense Limitation”). Refer to waiver of investment advisory fees and the Reimbursement from Investment Advisor on the Statements of Operations for fees waived and expenses reimbursed for the year ended October 31, 2024.

Expense Limitation
International Value Equity Fund	0.74%
Emerging Markets Value Equity Fund	0.92%
Global Listed Infrastructure Fund	0.95%
Global Equity Value Fund	0.74%

This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026.

Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the year ended October 31, 2024. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period  from the year in which it reduced its fee or reimbursed expenses if the Funds’ total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2026. During the year ended October 31, 2024, there has been no recoupment of previously waived and reimbursed fees. As of October 31, 2024, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, are as follows:

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

	Expiring 2025	Expiring 2026	Expiring 2027	Total
International Value Equity Fund	$599,537	$562,648	$496,091	$1,658,276
Emerging Markets Value Equity Fund	88,134	94,196	119,279	301,609
Global Listed Infrastructure Fund	78,787	110,506	88,299	277,592
Global Equity Value Fund	153,133	184,675	184,250	522,058

6. Investment transactions

The cost of purchases and proceeds from security sales other than long-term U.S. Government and short-term securities for the year ended October 31, 2024, are as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
International Value Equity Fund	$291,643,838	$283,920,841	$—	$—
Emerging Markets Value Equity Fund	7,966,230	9,780,053	—	—
Global Listed Infrastructure Fund	375,977	324,497	—	—
Global Equity Value Fund	140,084,054	92,594,081	—	—

7. Federal tax information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs and investments in PFICs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2024.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for wash sale loss deferrals, investments in PFICs and forwards. Distributions during the years ended October 31, 2024 and October 31, 2023, unless otherwise noted, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
International Value Equity Fund
2024	$26,360,330	$2,677,473	$29,037,803
2023	14,886,290	3,832,310	18,718,600
Emerging Markets Value Equity Fund
2024	610,646	–	610,646
2023	532,861	–	532,861
Global Listed Infrastructure Fund
2024	59,032	35,925	94,957
2023	54,827	82,000	136,827
Global Equity Value Fund
2024	3,041,860	–	3,041,860
2023	2,833,146	416,796	3,249,942

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2024, the components of Distributable Earnings on a tax basis were as follows:

	International Value Equity Fund	Emerging Markets Value Equity Fund
Undistributed Ordinary Income	$33,890,893	$627,492
Undistributed Long-Term Capital Gain	30,659,858	–
Capital Loss Carryforwards	–	(106,736,011)
Unrealized Appreciation	32,750,930	128,913
Other Temporary Differences	(645)	(4)
Total Distributable Earnings
(Accumulated Losses)	$97,301,036	$(105,979,610)

	Global Listed Infrastructure Fund	Global Equity Value Fund
Undistributed Ordinary Income	$52,664	$2,971,675
Undistributed Long-Term Capital Gain	19,428	8,299,553
Unrealized Appreciation	68,325	18,715,780
Other Temporary Differences	(3)	2,746
Total Distributable Earnings	$140,414	$29,989,754

Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. The Funds have capital losses carried forward as follows:

Total*
Emerging Markets Value Equity Fund	$106,736,011

*	The utilization of this amount is subject to significant limitation under IRC section 382-384.

During the year ended October 31, 2024, the Funds utilized capital loss carryforwards to offset capital gains amounting to:

Total
Emerging Markets Value Equity Fund	$584,709
Global Equity Value Fund	2,887,722

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to passive foreign investment companies, foreign capital gains tax, and wash sales. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at October 31, 2024, were as follows:

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

International Value Equity Fund	$840,462,251	$104,484,897	($71,733,967)	$32,750,930
Emerging Markets Value Equity Fund	20,213,899	2,986,163	(2,857,250)	128,913
Global Listed Infrastructure Fund	1,862,367	190,140	(121,815)	68,325
Global Equity Value Fund	210,072,045	17,940,410	775,370	18,715,780

8. Share transactions

The share transactions are shown below:

	Mondrian International Value Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
Shares transactions:

Institutional Class shares
Issued	12,284,447	10,979,248
Reinvestment of dividends	1,567,968	1,227,939
Redeemed	(12,770,615)	(8,993,119)
Net increase in shares outstanding	1,081,800	3,214,068

	Mondrian Emerging Markets Value Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023
Shares transactions:

Institutional Class shares
Issued	157,443	441,938
Reinvestment of dividends	83,194	79,195
Redeemed	(462,516)	(862,893)
Net decrease in shares outstanding	(221,879)	(341,760)

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

	Mondrian Global Listed Infrastructure Fund
	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
Shares transactions:

Institutional Class shares
Reinvestment of dividends	8,949	13,109
Net increase in shares outstanding	8,949	13,109

	Mondrian Global Equity Value Fund
	Year Ended	Year Ended
	October 31, 2024	October 31, 2023
Shares transactions:

Institutional Class shares
Issued	5,324,390	3,298,760
Reinvestment of dividends	218,294	270,440
Redeemed	(2,071,829)	(2,926,035)
Net increase in shares outstanding	3,470,855	643,165

9. Risks associated with financial instruments

As with all mutual funds, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value and ability to meet its investment objective. A more complete description of risks associated with each Fund is included in the prospectus.

Active Management Risk

The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Equity Risk

Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

Convertible Securities Risk

The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Large Capitalization Company Risk

The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Preferred Stocks Risk

Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Foreign Company Risk

Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

Emerging Markets Securities Risk

The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk

As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Depositary Receipts Risk

Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Funds will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk

The Funds’ use of forward contracts and participatory notes is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Funds’ use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Funds engage in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument.

Liquidity Risk

Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk

Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Large Purchase and Redemption Risk

Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

Investment Style Risk

The Mondrian Global Equity Value Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued to the Adviser in light of factors such as the company’s earnings, book value, revenues or cash flow. The Adviser’s methodology for analyzing value may differ from other market approaches. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Small- and Mid-Capitalization Company Risk

The small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Rights and Warrants Risk

Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Private Placements Risk

Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

Risks of Investing in Other Investment Companies

To the extent a Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

REITs Risk

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

MLPs Risk

MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, such as the energy industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors. A Fund’s investment in MLPs may result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the MLPs’ operating expenses, in addition to paying Fund expenses. MLP operating expenses are not reflected in the fee table and example in this prospectus.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

Energy companies are affected by worldwide energy prices and costs related to energy production. These companies may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Geographic Focus Risk

To the extent that a Fund focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Stock Connect Investing Risk

Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

Non-diversification Risk

The Global Equity Value Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than diversified funds. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than diversified funds.

Market Risk

The prices of and the income generated by a Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

10. Indemnifications

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Borrowing from banks

The Funds have access to custodian overdraft facilities. A Fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate. For the year ended October 31, 2024, none of the Funds incurred any interest expense.

12. Concentration of Shareholders

At October 31, 2024, the percentage of total shares outstanding held by a limited number of shareholders owning 10% or greater aggregate total shares for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
International Value Equity Fund	3	63%
Emerging Markets Value Equity Fund	2	83%
Global Listed Infrastructure Fund	1	100%
Global Equity Value Fund	2	84%

13. New Accounting Pronouncement

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

Gallery Trust	October 31, 2024

NOTES TO FINANCIAL STATEMENTS (continued)

14. Subsequent events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Gallery Trust	October 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gallery Trust and Shareholders of Mondrian International Value Equity Fund, Mondrian Emerging Markets Value Equity Fund, Mondrian Global Listed Infrastructure Fund and Mondrian Global Equity Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Mondrian International Value Equity Fund, Mondrian Emerging Markets Value Equity Fund, Mondrian Global Listed Infrastructure Fund and Mondrian Global Equity Value Fund (constituting Gallery Trust, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Gallery Trust	October 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 23, 2024

We have served as the auditor of one or more investment companies in Mondrian Investment Partners Limited since 2016.

Gallery Trust	October 31, 2024 (Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2024, the Funds are designating the following items with regard to distributions paid during the year.

Return of Capital	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Investors
							Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Foreign Tax Credit (6)
Mondrian International Value Equity Fund
0.00%	91.44%	8.56%	100.00%	0.00%	84.77%	0.00%	0.00%	100.00%	7.16%
Mondrian Emerging Markets Value Equity Fund
0.00%	100.00%	0.00%	100.00%	0.13%	81.47%	0.00%	0.00%	0.00%	9.92%
Mondrian Global Listed Infrastructure Fund
0.00%	64.37%	35.63%	100.00%	14.72%	97.94%	0.00%	0.00%	100.00%	5.83%
Mondrian Global Equity Value Fund
0.00%	100.00%	0.00%	100.00%	34.97%	100.00%	0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2024. The International Value Equity Fund, Emerging Markets Value Equity Fund, and Global Listed Infrastructure Fund intend to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2024. The total amounts of foreign source income are $29,805,506, $680,415 and $50,199 respectively. The total amounts of foreign tax paid are $2,240,371, $67,247 and $5,877, respectively. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

Gallery Trust	October 31, 2024 (Unaudited)

NOTICE TO SHAREHOLDERS (continued)

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

FUND INFORMATION

Registered office	P.O. Box 588
Portland, ME 04112

Adviser	Mondrian Investment Partners Limited
10 Gresham Street, 5th Floor
London, England EC2V 7JD

Distributor	SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator	SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103

Custodian	Brown Brothers Harriman & Co
40 Water Street
Boston, MA 02109

Transfer Agent	Apex Fund Services
Three Canal Plaza
Portland, ME 04101

Independent Registered	PricewaterhouseCoopers LLP
Public Accounting Firm	2001 Market Street
Philadelphia, PA 19103

 ;

MON-AR-001-0900

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(c)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: January 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: January 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO
Date: January 7, 2025